Document and Entity Information	Mar. 24, 2020
Document And Entity Information
Document Type	497
Document Period End Date	Jun. 28, 2019
Entity Registrant Name	Investment Managers Series Trust II
Entity Central Index Key	0001587982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 24, 2020
Document Effective Date	Mar. 24, 2020
Prospectus Date	Jun. 28, 2019